OTHER LIABILITIES (Details Narrative)	1 Months Ended					12 Months Ended
	Jan. 31, 2018 USD ($)	Jan. 31, 2018 USD ($)	Dec. 28, 2017 USD ($)	Dec. 28, 2017 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 Number	Sep. 30, 2019 USD ($)
Other Liabilities Disclosure [Abstract]
Number of Machines | Number								2
Gain (Loss) on Sale of Assets and Asset Impairment Charges					$ (19,107)
Other Liabilities						$ 12,549	$ 17,582		$ 8,058
Debt Instrument, Face Amount	$ 9,700,000	$ 9,700,000	$ 5,000,000	$ 5,000,000
Proceeds from Issuance of Debt	$ 47,000	$ 4,700,000	$ 50,000	$ 5,000,000			$ 50,000